Summary of Significant Accounting Policies (Schedule of Anti-dilutive Shares) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in computation of earnings per share	9,293,946	971,171	6,680,041	411,762
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in computation of earnings per share	4,068,596	949,849	3,458,313	411,762
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in computation of earnings per share	5,225,350	21,322	3,221,728	0